UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-22564

GMO Series Trust
(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110
(Address of principal executive offices) (Zip Code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for services)

Registrant’s telephone number, including area code:         617-346-7646

Date of fiscal year end:         04/30/13

Date of reporting period:         10/31/12

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended October 31, 2012 are filed herewith.

GMO Series Trust

Semiannual Report

October 31, 2012

Global Asset Allocation Series Fund

Global Equity Allocation Series Fund

International Equity Allocation Series Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 will be available on GMO’s website www.dc.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Series Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Series Trust prospectus can be obtained at www.dc.gmo.com.

i

GMO Series Trust Funds

Fund Expenses

October 31, 2012 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended October 31, 2012.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, indirect shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 through October 31, 2012.

Actual Expenses

The “Actual” section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Annualized Net Expense Ratio
Global Asset Allocation Series Fund
Class R6	$1,000.00	$1,023.00	$1.40(a)	$1,000.00	$1,022.44	$2.79	0.55%
Global Equity Allocation Series Fund
Class R6	$1,000.00	$1,018.00	$0.88(b)	$1,000.00	$1,022.38	$2.85	0.56%
International Equity Allocation Series Fund
Class R6	$1,000.00	$1,023.70	$3.62(c)	$1,000.00	$1,021.63	$3.61	0.71%

(a)

For the period July 31, 2012 (commencement of operations) through October 31, 2012. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended October 31, 2012, multiplied by the average account value over the period, multiplied by 92 days in the period, divided by 365 days in the year.

(b)

For the period September 4, 2012 (commencement of operations) through October 31, 2012. Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the period ended October 31, 2012, multiplied by the average account value over the period, multiplied by 57 days in the period, divided by 365 days in the year.

(c)

Expense is calculated using the Class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended October 31, 2012, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

1

Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	69.0%
Short-Term Investments	15.4
Debt Obligations	15.3
Futures Contracts	4.2
Preferred Stocks	1.2
Investment Funds	0.3
Loan Participations	0.1
Loan Assignments	0.0	^
Options Purchased	0.0	^
Rights/Warrants	0.0	^
Forward Currency Contracts	0.0	^
Written Options	0.0	^
Reverse Repurchase Agreements	(0.1)
Swap Agreements	(0.2)
Other	(5.2)

	100.0%

Country/Region Summary**	% of Investments
United States	43.2%
Emerging***	16.1
Japan	10.2
United Kingdom	10.1
France	4.8
Germany	3.0
Italy	2.6
Spain	2.3
Sweden	1.1
New Zealand	0.8
Singapore	0.8
Switzerland	0.8
Netherlands	0.6
Belgium	0.5
Canada	0.5
Hong Kong	0.5
Australia	0.4
Denmark	0.4
Ireland	0.3
Austria	0.2
Finland	0.2
Norway	0.2
Euro Zone	0.1
Greece	0.1
Israel	0.1
Portugal	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds except for GMO Alpha Only Fund and GMO Special Situations Fund. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Argentina, Brazil, Chile, China, Colombia, Congo, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Iraq, Ivory Coast, Malaysia, Mexico, Pakistan, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and Venezuela.
^	Rounds to 0.0%.

2

Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2012 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
50,446,682	GMO Global Asset Allocation Fund, Class III	537,257,161

	TOTAL MUTUAL FUNDS (COST $537,890,500)	537,257,161

	TOTAL INVESTMENTS — 99.6% (Cost $537,890,500)	537,257,161
	Other Assets and Liabilities (net) — 0.4%	2,066,820

	TOTAL NET ASSETS — 100.0%	$539,323,981

See accompanying notes to the financial statements.	3

Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	89.0%
Short-Term Investments	3.2
Preferred Stocks	1.5
Investment Funds	0.3
Debt Obligations	0.1
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Swap Agreements	0.0	^
Futures Contracts	(0.0	)^
Other	5.9

	100.0%

Country/Region Summary**	% of Investments
United States	38.1%
Emerging***	14.9
Japan	11.6
United Kingdom	11.1
France	5.7
Germany	3.4
Italy	3.1
Spain	2.9
Australia	2.1
Switzerland	2.0
Singapore	1.0
Netherlands	0.7
Belgium	0.6
Denmark	0.4
Hong Kong	0.4
Sweden	0.4
Ireland	0.3
Austria	0.2
Canada	0.2
Finland	0.2
New Zealand	0.2
Norway	0.2
Greece	0.1
Israel	0.1
Portugal	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.
^	Rounds to 0.0%.

4

Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2012 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 94.3%

	Affiliated Issuers — 94.3%
40,604	GMO Global Equity Allocation Fund, Class III	349,198

	TOTAL MUTUAL FUNDS (COST $353,408)	349,198

	TOTAL INVESTMENTS — 94.3% (Cost $353,408)	349,198
	Other Assets and Liabilities (net) — 5.7%	21,149

	TOTAL NET ASSETS — 100.0%	$370,347

See accompanying notes to the financial statements.	5

International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Investment Concentration Summary

October 31, 2012 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.6%
Preferred Stocks	2.8
Short-Term Investments	2.5
Investment Funds	0.6
Debt Obligations	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.0	^
Swap Agreements	0.0	^
Futures Contracts	(0.0	)^
Other	1.3

	100.0%

Country/Region Summary**	% of Investments
Emerging***	25.7%
Japan	18.5
United Kingdom	17.8
France	8.0
Germany	5.9
Spain	4.3
Italy	4.2
Switzerland	3.1
Australia	2.7
Singapore	1.7
Netherlands	1.2
Sweden	1.2
Denmark	1.1
Hong Kong	1.1
Belgium	1.0
Ireland	0.5
Canada	0.4
Finland	0.4
Norway	0.4
Austria	0.2
New Zealand	0.2
Greece	0.1
Israel	0.1
Portugal	0.1
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure resulting from investments in shares of a series of GMO Trust (the “Institutional Fund”) and the series of GMO Trust in which the Institutional Fund invests (collectively referred to as the “Underlying Funds”).
**	The table above incorporates aggregate indirect country exposure associated with investments in the Institutional Fund and Underlying Funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts.
***	The “Emerging” exposure is primarily comprised of: Brazil, Chile, China, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.
^	Rounds to 0.0%.

6

International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

October 31, 2012 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%
25,496,839	GMO International Equity Allocation Fund, Class III	254,203,488

	TOTAL MUTUAL FUNDS (COST $248,756,816)	254,203,488

	TOTAL INVESTMENTS — 99.0% (Cost $248,756,816)	254,203,488
	Other Assets and Liabilities (net) — 1.0%	2,649,764

	TOTAL NET ASSETS — 100.0%	$256,853,252

See accompanying notes to the financial statements.	7

GMO Series Trust Funds

Statements of Assets and Liabilities — October 31, 2012 (Unaudited)

	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$537,257,161	$349,198	$254,203,488
Cash	3,097,280	3,658	2,689,318
Receivable for Fund shares sold	85,245	17,503	5,167
Receivable for reimbursement by Manager (Note 5)	340	705	255

Total assets	540,440,026	371,064	256,898,228

Liabilities:
Payable for Fund shares repurchased	1,091,836	—	33,258
Payable to affiliate for (Note 5):
Administration fee	23,199	8	10,947
Accrued expenses	1,010	709	771

Total liabilities	1,116,045	717	44,976

Net assets	$539,323,981	$370,347	$256,853,252

(a) Cost of investments — affiliated issuers:	$537,890,500	$353,408	$248,756,816

8	See accompanying notes to the financial statements.

GMO Series Trust Funds

Statements of Assets and Liabilities — October 31, 2012 (Unaudited) — (Continued)

	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Net assets consist of:
Paid-in capital	$539,795,469	$374,566	$251,444,389
Accumulated undistributed net investment income (loss)	(32,975)	(9)	—
Distributions in excess of net investment income	—	—	(37,809)
Accumulated net realized gain	194,826	—	—
Net unrealized appreciation (depreciation)	(633,339)	(4,210)	5,446,672

	$539,323,981	$370,347	$256,853,252

Net assets attributable to:
Class R6	$539,323,981	$370,347	$256,853,252

Shares outstanding:
Class R6	52,700,150	36,372	25,698,839

Net asset value per share:
Class R6	$10.23	$10.18	$9.99

See accompanying notes to the financial statements.	9

GMO Series Trust Funds

Statements of Operations — Six Months Ended October 31, 2012 (Unaudited)

	Global Asset Allocation Series Fund*	Global Equity Allocation Series Fund**	International Equity Allocation Series Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$—	$—	$295,391

Total investment income	—	—	295,391

Expenses:
Administration fee (Note 5)	32,975	9	56,521
Registration fees	1,010	709	1,512

Total expenses	33,985	718	58,033
Fees and expenses reimbursed by Manager (Note 5)	(1,010)	(709)	(1,512)

Net expenses	32,975	9	56,521

Net investment income (loss)	(32,975)	(9)	238,870

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	194,826	—	—

Net realized gain (loss)	194,826	—	—

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(633,339)	(4,210)	9,652,249

Net realized and unrealized gain (loss)	(438,513)	(4,210)	9,652,249

Net increase (decrease) in net assets resulting from operations	$(471,488)	$(4,219)	$9,891,119

*	Period from July 31, 2012 (commencement of operations) through October 31, 2012.
**	Period from September 4, 2012 (commencement of operations) through October 31, 2012.

10	See accompanying notes to the financial statements.

GMO Series Trust Funds

Statements of Changes in Net Assets

	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
	Period from July 31, 2012 (commencement of operations) through October 31, 2012 (Unaudited)	Period from September 4, 2012 (commencement of operations) through October 31, 2012 (Unaudited)	Six Months Ended October 31, 2012 (Unaudited)	Period from March 30, 2012 (commencement of operations) through April 30, 2012
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(32,975)	$(9)	$238,870	$(7,748)
Net realized gain (loss)	194,826	—	—	—
Change in net unrealized appreciation (depreciation)	(633,339)	(4,210)	9,652,249	(4,205,577)

Net increase (decrease) in net assets from operations	(471,488)	(4,219)	9,891,119	(4,213,325)

Distributions to shareholders from:				—
Net investment income
Class R6	—	—	(276,679)	—

Total distributions from net investment income	—	—	(276,679)	—

Net share transactions (Note 9):
Class R6	539,795,469	374,566	63,908,950	187,543,187

Increase (decrease) in net assets resulting from net share transactions	539,795,469	374,566	63,908,950	187,543,187

Total increase (decrease) in net assets	539,323,981	370,347	73,523,390	183,329,862

Net assets:
Beginning of period	—	—	183,329,862	—

End of period	$539,323,981	$370,347	$256,853,252	$183,329,862

Accumulated undistributed net investment income (loss)	$(32,975)	$(9)	$—	$—

Distributions in excess of net investment income	$—	$—	$(37,809)	$—

See accompanying notes to the financial statements.	11

GMO Series Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

GLOBAL ASSET ALLOCATION SERIES FUND

	Class R6 Shares
	Period from July 31, 2012 (commencement of operations) through October 31, 2012 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.00	)(a)
Net realized and unrealized gain (loss)	0.23	(b)

Total from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(c)	2.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$539,324
Net expenses to average daily net assets(d)	0.05	%*
Net investment income (loss) to average daily net assets	(0.05	)%*
Portfolio turnover rate(e)	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets(f)	0.00	%*

(a)	Rounds to less than $0.01.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total return would have been lower had certain expenses not been reimbursed during the period shown.
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(e)	Calculation represents portfolio turnover for the Fund for the period from July 31, 2012 through October 31, 2012.
(f)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

12	See accompanying notes to the financial statements.

GMO Series Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

GLOBAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Period from September 4, 2012 (commencement of operations) through October 31, 2012 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.00	)(a)
Net realized and unrealized gain (loss)	0.18	(b)

Total from investment operations	0.18

Net asset value, end of period	$10.18

Total Return(c)	1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$370
Net expenses to average daily net assets(d)	0.05	%*
Net investment income (loss) to average daily net assets	(0.05	)%*
Portfolio turnover rate(e)	0	%**
Fees and expenses reimbursed by the Manager to average daily net assets	4.03	%*

(a)	Rounds to less than $0.01.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total return would have been lower had certain expenses and purchase premiums and/or redemption fees not been reimbursed during the period shown (Note 11).
(d)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(e)	Calculation represents portfolio turnover for the Fund for the period from September 4, 2012 through October 31, 2012.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	13

GMO Series Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION SERIES FUND

	Class R6 Shares
	Six Months Ended October 31, 2012 (Unaudited)		Period from March 30, 2012 (commencement of operations) through April 30, 2012
Net asset value, beginning of period	$9.77		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		(0.00	)(a)
Net realized and unrealized gain (loss)	0.22		(0.23)

Total from investment operations	0.23		(0.23)

Less distributions to shareholders:
From net investment income	(0.01)		—

Total distributions	(0.01)		—

Net asset value, end of period	$9.99		$9.77

Total Return(b)	2.37	%**	(2.30	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$256,853		$183,330
Net expenses to average daily net assets(c)	0.05	%*	0.05	%*
Net investment income (loss) to average daily net assets	0.21	%*	(0.05	)%*
Portfolio turnover rate	0	%**	0	%(d)**
Fees and expenses reimbursed by the Manager to average daily net assets(e)	0.00	%*	0.00	%*

(a)	Rounds to less than $0.01.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Net expenses exclude expenses incurred indirectly through investment in the Underlying Funds (Note 5).
(d)	Calculation represents portfolio turnover for the Fund for the period from March 30, 2012 through April 30, 2012.
(e)	Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

14	See accompanying notes to the financial statements.

GMO Series Trust Funds

Notes to Financial Statements

October 31, 2012 (Unaudited)

1.	Organization

Each of GMO Global Asset Allocation Series Fund (commenced operations on July 31, 2012), Global Equity Allocation Series Fund (commenced operations on September 4, 2012) and International Equity Allocation Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust that is also managed by GMO (each an “Institutional Fund”). Each Institutional Fund is a fund of funds that invests primarily in shares of other GMO Funds (“Underlying Funds”). Information about the Institutional Funds for the period ended February 29, 2012 is contained in the Institutional Funds’ financial statements of the same date. Additional selected information about the Institutional Funds and Underlying Funds can be found in Note 11, “Institutional Fund Information.” The performance and operations of each Fund is directly affected by the performance and operations of the relevant Institutional Fund. The financial statements of the Institutional Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling (617) 346-7646 (collect) or visiting www.dc.gmo.com and should be read in conjunction with the Funds’ financial statements.

The following table provides information about each Fund’s investment objective, its benchmark and the interest of the Fund in its corresponding Institutional Fund:

Fund Name	Benchmark	Investment Objective	Fund’s Ownership Interest of Institutional Fund
Global Asset Allocation Series Fund	GMO Global Asset Allocation Index (65% MSCI ACWI Index and 35% Barclays U.S. Aggregate Index)	Total return greater than that of its benchmark	12.1%
Global Equity Allocation Series Fund	MSCI ACWI Index	Total return greater than that of its benchmark	0.0%	^
International Equity Allocation Series Fund	MSCI ACWI ex-U.S. Index	Total return greater than that of its benchmark	19.2%

^	Rounds to 0.0%.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

15

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

Portfolio valuation

Shares of the Institutional Funds are valued at their most recent net asset value. See Note 11 for details on Institutional Fund valuation policies.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by category of asset or liability as compared to a Fund’s total net assets). At October 31, 2012, there were no Funds with classes of investments or derivatives with direct Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified all of its investments, including investments in the Institutional Funds, as Level 1 as of October 31, 2012 and April 30, 2012 in the case of International Equity Allocation Series Fund. For each Fund, the level classification by major category of investments is the same as the category presentation in the Schedule of Investments. For a summary of valuation inputs (including Level 3 inputs, if any) of the Institutional Funds and Underlying Funds, please refer to their financial statements.

The Funds had no transfers between levels of the fair value hierarchy during the period ended October 31, 2012.

Cash

Cash, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provisions for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions of its net investment income, net realized short-term and long-term capital gain, if any, at least annually. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Income and capital gain distributions for each Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital.

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GMO Series Trust Funds

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October 31, 2012 (Unaudited)

As of October 31, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Global Asset Allocation Series Fund	537,890,500	—	(633,339)	(633,339)
Global Equity Allocation Series Fund	353,408	—	(4,210)	(4,210)
International Equity Allocation Series Fund	248,756,816	5,446,672	—	5,446,672

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the Institutional Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Funds are directly identifiable to an individual Fund. The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and the Underlying Funds. Because the Underlying Funds owned by the Institutional Funds have different expense and fee levels and the Institutional Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5 and Note 11).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s fees may be reduced by an earnings allowance, if any, calculated on the average daily cash balances each Fund maintains with State Street. Each Fund receives the benefit of any earnings allowance. Earnings allowances are reported as a reduction of expenses in the Statements of Operations.

3.	Investment and other risks

The following chart identifies the selected risks of investing in the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

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GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

	Global Asset Allocation Series Fund	Global Equity Allocation Series Fund	International Equity Allocation Series Fund
Market Risk — Equity Securities Risk	—	—	—
Market Risk — Fixed Income Investments Risk	—	—	—
Market Risk — Asset-Backed Securities Risk	—	—	—
Credit Risk	—	—	—
Liquidity Risk	—	—	—
Smaller Company Risk	—	—	—
Derivatives Risk	—	—	—
Non-U.S. Investment Risk	—	—	—
Currency Risk	—	—	—
Focused Investment Risk	—	—	—
Real Estate Risk	—	—
Leveraging Risk	—	—	—
Counterparty Risk	—	—	—
Short Sales Risk	—	—	—
Commodities Risk	—	—	—
Natural Resources Risk	—	—	—
Market Disruption and Geopolitical Risk	—	—	—
Large Shareholder Risk	—	—	—
Management and Operational Risk	—	—	—
Fund of Funds Risk	—	—	—
Non-Diversified Funds	—	—	—

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Because each Fund invests substantially all of its assets in an Institutional Fund, the most significant risks of investing in a Fund are the risks to which the Fund is exposed through its corresponding Institutional Fund (and, in turn, the Underlying Funds in which the Institutional Fund invests). Those risks include the risks summarized below. Some of the Underlying Funds are non-diversified companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Underlying Funds may affect their performance more than if they were diversified. In addition to the risks to which each Fund is exposed through investment in its corresponding Institutional Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of its corresponding Institutional Fund.

References in this section to investments made by a Fund include those made by its corresponding Institutional Fund and Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

Some of the Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in

19

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

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GMO Series Trust Funds

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October 31, 2012 (Unaudited)

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

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GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default, and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

22

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization, and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody, and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities, and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements, or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the

23

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls, and limitations on repatriation of invested capital, dividends, interest, and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks, or supranational agencies such as the International Monetary Fund, and currency or exchange controls, or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies, or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. See also “Real Estate Risk” below.

24

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October 31, 2012 (Unaudited)

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country, or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis, or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political, or other developments. See also “Non- U.S. Investment Risk” above.

• REAL ESTATE RISK. To the extent a Fund invests in a GMO Fund that concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than

25

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October 31, 2012 (Unaudited)

exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing their principal investment strategies, GMO Flexible Equities Fund and GMO Alpha Only Fund are permitted to engage in short sales of securities or currencies that they do not own. To do so, these Funds borrow a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sell it to a third party. This type of short sale exposes the Funds to the risk that they will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Funds. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, GMO Flexible Equities Fund and GMO Alpha Only Fund are subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent they sell short securities or currencies they do not own.

• COMMODITIES RISK. The GMO Asset Allocation Funds (except GMO U.S. Equity Allocation Fund) may invest in GMO

Alternative Asset Opportunity Fund, another fund managed by GMO. GMO Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. GMO Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or

26

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

commodity index to which they relate. The GMO Asset Allocation Funds (except GMO U.S. Equity Allocation Fund) are exposed to the risks of investments in commodities to the extent they invest in GMO Alternative Asset Opportunity Fund.

• NATURAL RESOURCES RISK. The GMO Asset Allocation Funds (except GMO U.S. Equity Allocation Fund) may invest in GMO Resources Fund, another fund managed by GMO. GMO Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

GMO Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because GMO Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The GMO Asset Allocation Funds (except GMO U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in GMO Resources Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland, and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Other GMO Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash)

27

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Because each Fund invests substantially all of its assets in an Institutional Fund, which may invest in shares of other investment companies, including other GMO Funds, money market funds, and ETFs (for purposes of this risk disclosure, “underlying Funds”), the Funds are exposed to the risk that the Institutional Funds or the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of its corresponding Institutional Fund, and the Institutional Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund and its corresponding Institutional Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if an Institutional Fund or its successor increases its fees or incurs additional expenses, or when an Institutional Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Institutional Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the GMO Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the GMO Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. In addition, to the extent a Fund and its corresponding Institutional Fund invest in shares of other GMO Funds, they also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

28

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

• NON-DIVERSIFIED FUNDS. The Institutional Funds may invest substantially all of their assets in Underlying Funds that are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means that they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

4.	Derivative financial instruments

At October 31, 2012, the Funds held no derivative financial instruments directly. For a listing of derivative financial instruments held by the Institutional Funds or Underlying Funds, as well as the uses of derivative financial instruments by the Institutional Funds or Underlying Funds, if any, please refer to the Institutional Funds’ or Underlying Funds’ financial statements.

5.	Fees and other transactions with affiliates

Expenses

Shareholders of the Funds do not pay any transaction-based expenses because shares of the Fund are sold without an initial sales charge or a contingent deferred sales charge upon redemption. The Institutional Funds and some Underlying Funds charge the Funds purchase premiums and/or redemption fees. These amounts are retained by the relevant Institutional Fund or Underlying Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Institutional Fund or Underlying Fund as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. An Institutional Fund or Underlying Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. To the extent that a Fund invests in an Institutional Fund that charges purchase premiums and/or redemption fees, the Fund will pay those costs when it buys and sells shares of the Institutional Fund.

The costs of managing, administering, and operating the Fund cover such things as a Fund’s allocable share of the expenses of its corresponding Institutional Fund and administration and certain other fees and expenses (e.g., state registration fees) of the Fund. See the “Indirect expenses” table in Note 11 for more information.

Management Fees

Neither the Funds nor the Institutional Funds charge a management fee directly, but the Funds indirectly bear the management fees of the Underlying Funds in which the Institutional Funds invest.

Administration Fees

Each class of shares pays the Manager on a monthly basis an administration fee of 0.05% of the class’s average daily net assets for providing administrative support services. Services provided by the Manager may include, without limitation: processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports, and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third party accounting agents, custodians, depositories, transfer agents, pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations and paying for the expenses of such service providers (excluding any sub-transfer agent/recordkeeping payments, whether paid pursuant to the Trust’s Rule 12b-1 Plan or otherwise); providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Fund being supplied by other service providers as the Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Trust and paying all salaries, fees, and expenses of such officers and Trustees of the Trust who are affiliated with GMO. The Manager has retained State Street Bank to assist it in providing administrative support services.

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GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

Sub-transfer Agent/Recordkeeping Payments

Class R6 shares do not make payments to third parties for sub-transfer agent/recordkeeping services.

Expense Reimbursement

The Manager has contractually agreed to reimburse each Fund for state registration fees to the extent that they are borne by the Fund. The Funds’ contractual expense limitations will continue through at least August 31, 2013, and may not be terminated prior to this date without the action or consent of the Funds’ Board of Trustees.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended October 31, 2012 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Global Asset Allocation Series Fund	543,859,933	6,164,260
Global Equity Allocation Series Fund	353,408	—
International Equity Allocation Series Fund	63,081,613	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Manager is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of October 31, 2012

Fund Name	Number of shareholders that hold more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Global Asset Allocation Series Fund	2	98.61%
Global Equity Allocation Series Fund	1	98.86%
International Equity Allocation Series Fund	2	89.88%

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GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from July 31, 2012 (commencement of operations) through October 31, 2012 (Unaudited)
	Shares	Amount
Global Asset Allocation Series Fund
Class R6:
Shares sold	54,073,444	$553,947,826
Shares repurchased	(1,373,294)	(14,152,357)

Net increase (decrease)	52,700,150	$539,795,469

	Period from September 4, 2012 (commencement of operations) through October 31, 2012 (Unaudited)
	Shares	Amount
Global Equity Allocation Series Fund
Class R6:
Shares sold	36,405	$374,904
Shares repurchased	(33)	(338)

Net increase (decrease)	36,372	$374,566

	Six Months Ended October 31, 2012 (Unaudited)		Period from March 30, 2012 (commencement of operations) through April 30, 2012
	Shares	Amount	Shares	Amount
International Equity Allocation Series Fund
Class R6:
Shares sold	7,230,604	$66,729,863	18,756,143	$187,543,187
Shares issued to shareholders in reinvestment of distributions	30,106	276,679	—	—
Shares repurchased	(318,014)	(3,097,592)	—	—

Net increase (decrease)	6,942,696	$63,908,950	18,756,143	$187,543,187

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GMO Series Trust Funds

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October 31, 2012 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended October 31, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Global Asset Allocation Series Fund
Global Asset Allocation Fund, Class III	$—	$543,859,933	$6,164,260	$—	$—	$537,257,161

Global Equity Allocation Series Fund
Global Equity Allocation Fund, Class III	$—	$353,408	$—	$—	$—	$349,198

International Equity Allocation Series Fund
International Equity Allocation Fund, Class III	$181,469,627	$63,081,613	$—	$295,391	$—	$254,203,488

*	The table above includes estimated sources of all distributions paid by the Institutional Funds during the period ended October 31, 2012 for tax purposes. The actual tax characterization of distributions paid will be determined at the fiscal year end of the Institutional Funds.

11.	Institutional Fund Information

Valuation

Shares of the Institutional Funds and other open-end registered investment companies are generally valued at their most recent net asset value. Investments held by the Institutional Funds and the Underlying Funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Institutional Trustees”) or persons acting at their direction pursuant to procedures approved by the Institutional Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about the Institutional Funds’ investments in securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Institutional Trustees. The Institutional Funds and/or the Underlying Funds classify such securities as Level 3. Levels are defined in Note 2.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Institutional Trustees to reflect estimated valuation changes through the NYSE close. See the table below for information about the Institutional Funds’ and Underlying Funds’ investments in securities and derivatives that were valued using fair value inputs obtained from an independent pricing service as of October 31, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives) are classified as being valued using Level 2 inputs. Levels are defined in Note 2.

Typically, the Institutional Funds and Underlying Funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a

32

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Institutional Funds and Underlying Funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Institutional Funds and Underlying Funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Institutional Funds or Underlying Funds calculate their net asset value on any business day, the Institutional Funds or Underlying Funds will generally use a quoted price from a prior day to value that security.

As discussed above, the Institutional Funds and Underlying Funds may invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Institutional Trustees, using fair value inputs obtained from an independent pricing service, prices for which no alternative pricing source was available or valued using Level 3 inputs.

The net aggregate indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of October 31, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Institutional Trustees*	Fair valued using inputs obtained from an independent pricing service**	No alternative pricing source was available	Securities valued using Level 3 inputs
Global Asset Allocation Series Fund	0.3%	42.7%	0.8%	5.8%
Global Equity Allocation Series Fund	0.2%	51.9%	—	0.2%
International Equity Allocation Series Fund	0.3%	88.7%	—	0.3%

*	Considered Level 3 in the fair value hierarchy.
**	Considered Level 2 in the fair value hierarchy.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service*	Swap agreements fair valued using inputs obtained from an independent pricing service*		Derivatives valued using Level 3 inputs
Global Asset Allocation Series Fund	(0.1)%	(0.1)%		0.1%
Global Equity Allocation Series Fund	(0.1)%	0.0	%^	—
International Equity Allocation Series Fund	(0.1)%	0.0	%^	—

*	Considered Level 2 in the fair value hierarchy.
^	Rounds to 0.0%.

33

GMO Series Trust Funds

Notes to Financial Statements — (Continued)

October 31, 2012 (Unaudited)

Indirect expenses

The Funds incur fees and expenses indirectly as a shareholder in the Institutional Funds and through their indirect exposure to the Underlying Funds. For the period ended October 31, 2012, these indirect fees and expenses expressed as an annualized percentage of the Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Global Asset Allocation Series Fund	0.424%	0.073%	.001%	0.498%
Global Equity Allocation Series Fund	0.447%	0.067%	—	0.514%
International Equity Allocation Series Fund	0.580%	0.079%	—	0.659%

Other information

For the period ended October 31, 2012, the portfolio turnover of the Institutional Funds were as follows:

Institutional Fund Name	Portfolio Turnover
Global Asset Allocation Fund	18%*
Global Equity Allocation Fund	14%*
International Equity Allocation Fund	15%*

*	Not annualized.

As of October 31, 2012, the premium on cash purchases and fee on cash redemptions for the Institutional Funds were as follows:

	Global Asset Allocation Fund	Global Equity Allocation Fund**	International Equity Allocation Fund
Purchase Premium	0.10%	0.12%	0.21%
Redemption Fee	0.10%	0.12%	0.21%

**	During the period ended October 31, 2012, the Manager has reimbursed Global Equity Allocation Series Fund $424 for purchase premiums and/or redemption fees incurred through its investment in the Institutional Fund.

34

GMO Series Trust Funds

Board Review of Management Agreements

October 31, 2012 (Unaudited)

Global Asset Allocation Series Fund

Approval of initial management agreement for GMO Global Asset Allocation Series Fund — In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At meetings on August 23, 2011 and November 22, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Trust and the Fund as a series of the Trust, and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager.

The Trustees noted that the Fund would operate as a “feeder” fund that would invest substantially all of its assets in GMO Global Asset Allocation Fund (“GAAF”), a series of GMO Trust, and that GAAF was also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about GAAF as well. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered information prepared by third-party data services concerning GAAF’s investment performance over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of GAAF relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives.

The Trustees gave substantial consideration to the fact that neither the Fund nor GAAF pays a management fee to the Manager under the Fund’s or GAAF’s management agreements, but that the Fund indirectly bears management fees paid to the Manager by the underlying GMO funds in which GAAF invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed to have similar objectives to GAAF. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider other so-called “fallout benefits” to the Manager and possible reputational value to be derived from serving as investment manager to the Fund. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with GAAF and each underlying GMO fund in which GAAF invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and GAAF and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies. The Trustees also considered the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, and the systems in place to ensure compliance with the foregoing.

The Trustees considered the scope of the services to be provided by the Manager to the Fund and GAAF under the management agreement. The Trustees noted that the Trust’s counsel had advised that, in its experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund’s management agreement.

Following their review, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

35

GMO Series Trust Funds

Board Review of Management Agreements — (Continued)

October 31, 2012 (Unaudited)

Global Equity Allocation Series Fund

Approval of initial management agreement for GMO Global Equity Allocation Series Fund — In determining to approve the initial management agreement of the Fund, the Trustees, all but one of whom is not an “interested person” of GMO Series Trust (the “Trust”), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At meetings on August 23, 2011 and November 22, 2011, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Trust and the Fund as a series of the Trust, and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager.

The Trustees noted that the Fund would operate as a “feeder” fund that would invest substantially all of its assets in GMO Global Equity Allocation Fund (“GEAF”), a series of GMO Trust, and that GEAF was also managed by the Manager. As a result, when considering information relevant to approval of the Fund’s management agreement, the Trustees considered information about GEAF as well. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered information prepared by third-party data services concerning GEAF’s investment performance over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of GEAF relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives.

The Trustees gave substantial consideration to the fact that neither the Fund nor GEAF pays a management fee to the Manager under the Fund’s or GEAF’s management agreements, but that the Fund indirectly bears management fees paid to the Manager by the underlying GMO funds in which GEAF invests. The Trustees also considered the fact that the Fund pays GMO an administration fee at an annual rate of 0.05% of the Fund’s average daily net assets. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed to have similar objectives to GEAF. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager’s profitability with respect to the Fund. The Trustees did, however, consider other so-called “fallout benefits” to the Manager and possible reputational value to be derived from serving as investment manager to the Fund. The Trustees noted that the trustees of GMO Trust had approved renewal of the Manager’s management agreements with GEAF and each underlying GMO fund in which GEAF invests.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors. The Trustees considered the rigor and discipline with which the Manager would be managing the Fund and GEAF and the extent and quality of the resources, including human resources, to be brought to bear by the Manager. The Trustees also considered the extent and quality of the non-investment advisory services to be provided by the Manager, including financial reporting, legal, compliance and administrative services. The Trustees evaluated the Manager’s record with respect to regulatory compliance and compliance with the investment policies. The Trustees also considered the procedures of the Manager designed to fulfill the Manager’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager’s code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, and the systems in place to ensure compliance with the foregoing.

The Trustees considered the scope of the services to be provided by the Manager to the Fund and GEAF under the management agreement. The Trustees noted that the Trust’s counsel had advised that, in its experience, the standard of care set forth in the management agreement was typical for mutual fund management agreements. The Trustees noted that the scope of the Manager’s services to the Fund would be consistent with the Fund’s operational requirements, including, in addition to seeking to achieve the Fund’s investment objective, compliance with the Fund’s investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager’s oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund’s estimated total expenses, the Manager’s proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund’s other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund’s management agreement.

Following their review, the Trustees who were not “interested persons” of the Trust, in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund’s initial management agreement for an initial period ending on the second anniversary of the agreement’s execution.

36

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the Registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this Registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Series Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

Date: December 21, 2012

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date: December 21, 2012